Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.8%
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.06% (A), 12/26/2044 (B)	$ 327,082	$ 318,764
ACC Trust
Series 2022-1, Class B,
2.55%, 02/20/2025 (B)	3,000,000	2,897,827
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (B)	850,735	779,483
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,907,053	1,899,745
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	203,008
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	270,399
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	743,048
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	865,480	853,248
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,789,720
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	836,811
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,188,247
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (B)	400,000	397,848
AMSR Trust
Series 2020-SFR4, Class A,
1.36%, 11/17/2037 (B)	2,000,000	1,871,226
Business Jet Securities LLC
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	346,586	322,075
Series 2021-1A, Class A,
2.16%, 04/15/2036 (B)	692,758	630,814
BXG Receivables Note Trust
Series 2022-A, Class C,
5.35%, 09/28/2037 (B)	2,239,556	2,210,256
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (A) (C)	1,790,425	1,788,053
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (B)	196,471	195,952
Series 2021-2A, Class B,
1.30%, 01/15/2026 (B)	1,650,000	1,610,427
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3,
3.10%, 12/15/2050 (B)	421,635	393,832
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,747,267
CFIN Issuer LLC
Series 2022-RTL1, Class AA,
3.25%, 02/16/2026 (B)	2,100,000	2,068,500
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.82% (A), 02/25/2033	371,969	351,404
Series 2003-6, Class 1A5,
4.89% (A), 11/25/2034 (D)	105,995	102,946

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 5.20% (A), 03/24/2023 (B)	$ 1,162,686	$ 1,154,685
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.88% (A), 06/25/2040 (B)	133,427	11,193
CoreVest American Finance Ltd.
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,278,139
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	822,878	795,732
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (B)	343,817	335,252
Diamond Resorts Owner Trust
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	281,257	280,340
Diversified ABS Phase III LLC
4.88%, 04/28/2039 (E) (F)	2,267,614	2,199,585
Drive Auto Receivables Trust
Series 2019-1, Class D,
4.09%, 06/15/2026	418,336	418,312
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	700,511	699,514
Series 2021-2A, Class C,
1.10%, 02/16/2027 (B)	761,000	724,461
Series 2022-2A, Class B,
4.22%, 01/15/2027 (B)	2,400,000	2,385,701
Exeter Automobile Receivables Trust
Series 2022-2A, Class D,
4.56%, 07/17/2028	2,100,000	2,024,886
Series 2022-3A, Class D,
6.76%, 09/15/2028	2,200,000	2,239,694
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (B)	2,000,000	1,842,746
Series 2021-SFR1, Class E1,
2.39%, 08/17/2038 (B)	3,220,000	2,833,059
Series 2022-SFR1, Class D,
5.20%, 05/17/2039 (B)	915,000	905,181
Flagship Credit Auto Trust
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	376,607	376,618
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,134,292
Series 2021-4, Class C,
1.96%, 12/15/2027 (B)	1,700,000	1,591,410
Series 2022-2, Class D,
5.80%, 04/17/2028 (B)	2,318,000	2,315,940
FMC GMSR Issuer Trust
Series 2022-GT1, Class A,
6.19%, 04/25/2027 (B)	1,900,000	1,797,909
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	242,448	239,457
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	773,264	761,293
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024	105,597	104,541

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D,
3.97%, 01/18/2028 (B)	$ 2,500,000	$ 2,375,747
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	12,013	11,834
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	28,358	28,125
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	895,754	806,179
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	137,178	131,782
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	707,103	657,452
Series 2019-2A, Class A,
2.76%, 04/15/2055 (B)	849,544	779,687
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	129,615	126,684
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	380,362	375,154
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	495,351	482,023
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	82,752	81,477
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.79% (A), 08/25/2038 (B)	669,964	13,224
Series 2014-2, Class A,
2.94% (A), 04/25/2040 (B)	125,450	9,305
LL ABS Trust
Series 2022-1A, Class B,
5.05%, 11/15/2029 (B)	1,900,000	1,867,644
LP LMS Asset Securitization Trust
Series 2021-2A, Class A,
1.75%, 01/15/2029 (B)	1,218,386	1,196,958
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,286,354
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (B)	900,000	854,215
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	989,798	940,255
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	2,344,486	2,146,540
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (B)	1,465,804	1,365,681
Octane Receivables Trust
Series 2022-1A, Class D,
5.54%, 02/20/2029 (B)	2,000,000	1,951,163
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (B)	505,000	472,902
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (B)	900,000	834,996
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (E) (F)	1,400,000	1,400,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PNMAC GMSR Issuer Trust
Series 2022-GT1, Class A,
1-Month SOFR + 4.25%, 5.76% (A), 05/25/2027 (B)	$ 1,700,000	$ 1,690,515
PRET LLC
Series 2021-NPL6, Class A1,
2.49% (A), 07/25/2051 (B) (D)	1,282,518	1,201,440
Progress Residential Trust
Series 2021-SFR1, Class A,
1.05%, 04/17/2038 (B)	4,176,303	3,750,774
Series 2021-SFR2, Class D,
2.20%, 04/19/2038 (B)	2,000,000	1,803,505
Series 2021-SFR4, Class E1,
2.41%, 05/17/2038 (B)	2,000,000	1,785,714
Series 2021-SFR5, Class E2,
2.36%, 07/17/2038 (B)	2,750,000	2,378,150
Series 2021-SFR6, Class E1,
2.43%, 07/17/2038 (B)	2,365,000	2,067,201
Series 2021-SFR9, Class E1,
2.81%, 11/17/2040 (B)	1,845,000	1,513,891
Series 2022-SFR1, Class E1,
3.93%, 02/17/2041 (B)	1,700,000	1,530,973
Series 2022-SFR2, Class E1,
4.55%, 04/17/2027	1,500,000	1,398,135
Series 2022-SFR3, Class E1,
5.20%, 04/17/2039 (B)	1,660,000	1,576,712
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	176,092	166,002
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3,
4.14%, 02/16/2027	2,389,000	2,394,839
SART
Series 2018-1,
4.75%, 06/15/2025	599,988	593,028
SCF Equipment Leasing LLC
Series 2022-1A, Class D,
3.79%, 11/20/2031 (B)	1,045,000	991,503
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C,
3.94%, 10/20/2038 (B)	897,896	867,357
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A,
6.03% ( A), 03/25/2034 (D)	29,797	29,410
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034 (D)	29,797	29,410
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	18,209	16,334
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B)	198,914	198,771
Series 2021-1A, Class D,
1.92%, 05/15/2026 (B)	330,000	320,399
US Auto Funding
Series 2021-1A, Class A,
0.79%, 07/15/2024 (B)	444,624	442,038
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	224,448	220,625

Total Asset-Backed Securities (Cost $106,915,546)		103,082,947

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 26.0%
Aerospace & Defense - 0.7%
Airbus SE
3.15%, 04/10/2027 (B)	$ 327,000	$ 320,137
3.95%, 04/10/2047 (B)	150,000	136,262
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	168,310
3.00%, 09/15/2050 (B)	239,000	182,945
Boeing Co.
1.17%, 02/04/2023	435,000	429,555
1.43%, 02/04/2024	885,000	851,309
1.95%, 02/01/2024	600,000	581,847
2.20%, 02/04/2026	540,000	503,441
2.75%, 02/01/2026	580,000	553,750
3.10%, 05/01/2026 (G)	400,000	383,479
3.25%, 03/01/2028	366,000	340,267
4.88%, 05/01/2025	290,000	294,290
5.15%, 05/01/2030	450,000	454,848
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	350,000	289,084
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	153,336
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	139,720
3.75%, 11/01/2046	285,000	254,753
4.15%, 05/15/2045	148,000	139,003
4.50%, 06/01/2042	542,000	544,809

		6,721,145

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	544,712	497,912
3.55%, 07/15/2031 (B)	322,056	285,055
3.60%, 09/15/2028 (B)	416,924	393,661
4.13%, 11/15/2026 (B)	412,651	385,050
American Airlines Pass-Through Trust
3.00%, 04/15/2030	751,268	681,540
3.65%, 02/15/2029	637,815	590,431
3.70%, 04/01/2028	120,058	104,291
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	398,555	365,094
4.13%, 03/20/2033 (B)	402,725	366,775
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	146,950	141,047
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	215,898	198,175
United Airlines Pass-Through Trust
2.88%, 04/07/2030	457,273	415,405
3.10%, 04/07/2030	392,492	334,440
3.50%, 09/01/2031	569,551	525,045
3.65%, 07/07/2027	141,354	126,522
3.70%, 09/01/2031	542,033	480,282
4.15%, 02/25/2033	537,524	509,819
4.55%, 08/25/2031	478,308	415,537
4.60%, 09/01/2027	680,442	624,905

		7,440,986

Auto Components - 0.0% (H)
Lear Corp.
2.60%, 01/15/2032 (G)	185,000	149,617

Automobiles - 0.2%
General Motors Co.
6.13%, 10/01/2025	210,000	220,745

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (B)	$ 788,000	$ 757,410
4.35%, 09/17/2027 (B)	1,253,000	1,176,409

		2,154,564

Banks - 4.6%
ABN AMRO Bank NV
Fixed until 12/13/2028, 2.47% (A), 12/13/2029 (B)	300,000	261,177
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	698,864
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (B)	200,000	199,172
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	239,250
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	1,400,000	1,235,973
1.85%, 03/25/2026	400,000	363,836
2.75%, 05/28/2025 - 12/03/2030	800,000	733,754
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (A), 07/22/2027	185,000	167,848
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	946,000	835,562
Fixed until 02/04/2027, 2.55% (A), 02/04/2028	1,445,000	1,342,477
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	655,000	562,439
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	670,000	583,644
Fixed until 02/04/2032, 2.97% (A), 02/04/2033	1,540,000	1,366,630
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	195,340
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,266,210
Fixed until 03/05/2028, 3.97% (A), 03/05/2029	354,000	346,517
Fixed until 04/27/2027, 4.38% (A), 04/27/2028 (G)	725,000	727,388
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (A), 09/30/2027 (B)	337,000	294,070
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	209,310
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	604,000	574,964
Fixed until 11/24/2031, 2.89% (A), 11/24/2032	246,000	201,663
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (A), 09/15/2029 (B)	775,000	656,554
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	214,845
Fixed until 08/12/2030, 2.59% (A), 08/12/2035 (B)	530,000	425,186
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	385,000	338,684
BPCE SA
1.00%, 01/20/2026 (B)	435,000	390,505
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	279,086

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA (continued)
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	$ 1,315,000	$ 1,058,944
4.63%, 07/11/2024 (B)	600,000	597,621
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	285,000	241,659
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	1,145,000	986,265
Fixed until 01/25/2032, 3.06% (A), 01/25/2033	281,000	249,478
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	172,933
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	400,000	382,310
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	575,000	556,904
Fixed until 05/24/2027, 4.66% (A), 05/24/2028	545,000	552,267
Commonwealth Bank of Australia
3.31%, 03/11/2041 (B)	250,000	194,400
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	583,939
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	332,727
2.81%, 01/11/2041 (B)	250,000	178,723
4.38%, 03/17/2025 (B)	200,000	197,510
Danske Bank AS
Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	984,346
Fifth Third Bank NA
3.85%, 03/15/2026	200,000	198,371
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	1,805,000	1,572,028
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	330,000	281,882
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	580,000	477,933
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,003,454
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	1,103,000	1,062,103
HSBC USA, Inc.
3.75%, 05/24/2024	200,000	200,132
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	374,564
Fixed until 04/01/2026, 1.73% (A), 04/01/2027	225,000	203,013
KeyCorp
4.15%, 10/29/2025	235,000	236,998
Fixed until 06/01/2032, 4.79% (A), 06/01/2033	115,000	117,075
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	330,000	296,994
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	199,219
Fixed until 03/18/2025, 3.51% (A), 03/18/2026	395,000	386,465
4.38%, 03/22/2028	339,000	335,053
4.58%, 12/10/2025	200,000	197,166
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (A), 03/03/2036 (B)	405,000	327,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	$ 700,000	$ 586,948
3.75%, 07/18/2039	430,000	382,527
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	410,000	362,429
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	640,023
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	355,541
National Australia Bank Ltd.
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	542,486
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	1,100,000	1,017,425
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	532,058
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	252,739
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	370,000	356,462
4.80%, 04/05/2026	462,000	466,662
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	200,000	197,756
Nordea Bank Abp
1.50%, 09/30/2026 (B)	228,000	206,486
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (A), 06/14/2027	320,000	283,190
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	870,000	774,516
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	310,000	273,887
Fixed until 06/09/2031, 2.89% (A), 06/09/2032 (B)	1,220,000	989,944
3.00%, 01/22/2030 (B)	391,000	338,216
4.25%, 04/14/2025 (B)	270,000	266,092
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	227,642
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	285,315
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/2029	1,240,000	1,132,084
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	1,500,000	1,299,941
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	178,101
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,070,000	1,027,802
4.30%, 07/22/2027	246,000	249,437
4.40%, 06/14/2046	165,000	150,974
4.65%, 11/04/2044	184,000	172,992
4.90%, 11/17/2045	202,000	195,874
Westpac Banking Corp.
3.13%, 11/18/2041	371,000	286,599

		43,483,269

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 684,000	$ 704,531
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	154,000	158,622
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	820,000	775,920
4.60%, 06/01/2060	225,000	215,840
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	230,261
2.75%, 01/22/2030	835,000	765,945
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	188,389
5.25%, 11/15/2048	110,000	113,872
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	550,000	433,950
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027 (G)	120,000	117,502
4.42%, 05/25/2025	123,000	125,274

		3,830,106

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	438,000	417,457
4.05%, 11/21/2039	1,420,000	1,344,783
4.40%, 11/06/2042	425,000	410,036
4.45%, 05/14/2046	165,000	159,022
4.55%, 03/15/2035	300,000	306,940
Biogen, Inc.
2.25%, 05/01/2030	303,000	259,270
Gilead Sciences, Inc.
2.60%, 10/01/2040	545,000	422,110
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	920,000	770,708

		4,090,326

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	131,244
6.50%, 08/15/2032	410,000	456,536

		587,780

Capital Markets - 2.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	415,000	409,135
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B)	1,255,000	1,081,431
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	227,728
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	765,000	693,792
4.28%, 01/09/2028 (B)	400,000	372,880
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	300,165
3.70%, 05/30/2024	700,000	690,999
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	1,085,000	980,272
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	330,000	301,158
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	239,175

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	$ 1,575,000	$ 1,329,721
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	493,000	459,424
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	710,858
3.50%, 01/23/2025	178,000	177,605
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,727,000	1,684,691
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	430,884
6.75%, 10/01/2037	200,000	234,279
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	607,654
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	1,000,000	818,537
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	428,477
3.13%, 07/27/2026	239,000	232,812
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,032,467
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	278,000	270,615
4.30%, 01/27/2045	280,000	265,260
Fixed until 01/23/2029, 4.43% (A), 01/23/2030	457,000	458,425
5.00%, 11/24/2025	260,000	267,856
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	580,969
2.68%, 07/16/2030	370,000	311,231
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	325,937
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	199,945
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	1,520,000	1,369,675
4.13%, 09/24/2025 (B)	200,000	200,916
Fixed until 05/12/2025, 4.49% (A), 05/12/2026 (B)	910,000	915,263

		18,610,236

Chemicals - 0.2%
Albemarle Corp.
5.45%, 12/01/2044	200,000	197,559
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	149,243
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	187,000	180,592
LYB International Finance III LLC
1.25%, 10/01/2025	128,000	117,353
Nutrien Ltd.
4.13%, 03/15/2035	450,000	433,965
5.00%, 04/01/2049	140,000	143,059
Sherwin-Williams Co.
2.30%, 05/15/2030	500,000	435,750
Union Carbide Corp.
7.75%, 10/01/2096	210,000	261,749

		1,919,270

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
5.63%, 03/15/2042 (B)	141,000	147,846

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	$ 450,000	$ 420,912
3.15%, 06/15/2031 (B)	1,000,000	814,145

		1,382,903

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	440,000	355,865
2.90%, 10/01/2030	640,000	553,034
Toll Brothers Finance Corp.
4.88%, 03/15/2027	500,000	492,634

		1,401,533

Construction Materials - 0.0% (H)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	202,249
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	267,088

		469,337

Consumer Finance - 0.6%
Capital One Financial Corp.
Fixed until 11/02/2026, 1.88% (A), 11/02/2027	76,000	67,822
3.20%, 02/05/2025	123,000	120,313
3.75%, 07/28/2026	124,000	121,678
4.20%, 10/29/2025	150,000	150,117
General Motors Financial Co., Inc.
1.20%, 10/15/2024	225,000	210,449
1.25%, 01/08/2026	747,000	673,950
2.35%, 01/08/2031	149,000	120,180
2.70%, 06/10/2031	360,000	294,997
3.80%, 04/07/2025	495,000	488,497
4.35%, 01/17/2027	180,000	176,811
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	644,613
1.30%, 01/08/2026 (B)	180,000	161,983
1.50%, 06/15/2026 (B)	515,000	460,584
1.80%, 01/10/2028 (B)	345,000	296,133
3.00%, 02/10/2027 (B) (G)	215,000	200,655
Mercedes-Benz Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	299,666
S&P Global, Inc.
2.90%, 03/01/2032 (B)	393,000	365,048
4.25%, 05/01/2029 (B) (G)	519,000	530,896
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (B) (G)	312,000	255,980
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	310,000	270,412

		5,910,784

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (B)	457,000	416,928
International Paper Co.
8.70%, 06/15/2038	120,000	158,102
WRKCo, Inc.
3.00%, 09/15/2024	350,000	341,871
3.75%, 03/15/2025	300,000	298,960

		1,215,861

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	190,000	136,074

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services (continued)
Nationwide Building Society
1.50%, 10/13/2026 (B)	$ 1,000,000	$ 900,198
Pepperdine University
3.30%, 12/01/2059	310,000	233,091
SART
4.75%, 07/15/2024 (E)	515,625	509,437
University of Southern California
3.23%, 10/01/2120	310,000	212,075

		1,990,875

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	189,000	167,295
2.45%, 10/29/2026	230,000	204,599
2.88%, 08/14/2024 (G)	345,000	330,927
3.00%, 10/29/2028	1,285,000	1,125,573
3.30%, 01/30/2032	270,000	227,149
4.50%, 09/15/2023	1,225,000	1,223,557
6.50%, 07/15/2025	150,000	154,845
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	300,000	297,006
5.50%, 12/15/2024 (B)	558,000	553,663
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	205,322
4.70%, 09/20/2047	50,000	45,265
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (B)	480,000	479,069
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,757,000	1,737,376
Jefferies Group LLC
6.25%, 01/15/2036	260,000	265,817
6.45%, 06/08/2027	133,000	143,767
LSEGA Financing PLC
2.00%, 04/06/2028 (B) (G)	765,000	687,264
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	294,000	293,560

		8,142,054

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
1.65%, 02/01/2028	140,000	124,487
2.25%, 02/01/2032	940,000	800,897
2.30%, 06/01/2027	1,600,000	1,492,123
3.50%, 06/01/2041	972,000	821,642
3.55%, 09/15/2055	211,000	164,689
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	164,000	136,459
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (B)	81,000	78,942
Verizon Communications, Inc.
2.10%, 03/22/2028	440,000	402,242
2.36%, 03/15/2032	290,000	250,924
2.65%, 11/20/2040	1,427,000	1,104,728

		5,377,133

Electric Utilities - 1.7%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	118,063
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	130,466
Alabama Power Co.
5.60%, 03/15/2033	160,000	178,090

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Appalachian Power Co.
6.38%, 04/01/2036	$ 200,000	$ 222,152
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	297,096
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	184,851
3.50%, 08/15/2046	688,000	591,332
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	554,664
6.45%, 10/15/2032	100,000	116,054
Duke Energy Indiana LLC
3.75%, 05/15/2046	1,200,000	1,043,141
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	433,247
Edison International
5.75%, 06/15/2027	165,000	172,923
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	298,395
Emera US Finance LP
4.75%, 06/15/2046	350,000	324,606
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	245,506
Entergy Louisiana LLC
2.90%, 03/15/2051	460,000	351,838
3.05%, 06/01/2031	189,000	176,362
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	529,185
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	955,000	899,621
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	117,993
5.40%, 09/01/2035	100,000	111,090
Fortis, Inc.
3.06%, 10/04/2026	620,000	591,814
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	230,000	208,302
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	172,091
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	194,615
Nevada Power Co.
5.38%, 09/15/2040	52,000	54,767
New England Power Co.
3.80%, 12/05/2047 (B) (G)	140,000	121,399
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	148,198
Northern States Power Co.
6.20%, 07/01/2037	89,000	107,817
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	310,000	284,183
2.45%, 12/02/2027 (B)	345,000	304,107
4.45%, 06/15/2029 (B)	375,000	344,934
OGE Energy Corp.
0.70%, 05/26/2023	225,000	218,845
Ohio Edison Co.
6.88%, 07/15/2036	150,000	182,976
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	275,000	268,759
Pacific Gas & Electric Co.
1.70%, 11/15/2023	290,000	280,304
2.95%, 03/01/2026	205,000	187,702
3.25%, 02/16/2024	1,020,000	995,832
3.45%, 07/01/2025	1,825,000	1,746,331
3.75%, 08/15/2042	130,000	92,344
4.30%, 03/15/2045	220,000	165,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	$ 315,000	$ 311,920
5.10%, 06/01/2054	395,000	428,919
5.21%, 12/01/2049	205,000	218,272
Public Service Electric & Gas Co.
3.65%, 09/01/2042	138,000	124,497
Southern California Edison Co.
4.05%, 03/15/2042	300,000	259,214
5.50%, 03/15/2040	130,000	133,491
Southern Power Co.
5.15%, 09/15/2041	260,000	259,392
Toledo Edison Co.
6.15%, 05/15/2037	200,000	234,843
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	111,787
Wisconsin Electric Power Co.
3.65%, 12/15/2042	144,000	121,502
Xcel Energy, Inc.
4.80%, 09/15/2041	116,000	113,476

		16,085,091

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	530,793

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	171,932
3.88%, 01/12/2028 (G)	133,000	128,702
Corning, Inc.
5.35%, 11/15/2048 (G)	230,000	238,952
Tyco Electronics Group SA
2.50%, 02/04/2032	400,000	362,028

		901,614

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	200,000	202,632
Halliburton Co.
7.60%, 08/15/2096 (B)	160,000	170,363
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	166,083
Texas Eastern Transmission LP
2.80%, 10/15/2022 (B)	462,000	460,937
3.50%, 01/15/2028 (B)	60,000	57,627

		1,057,642

Entertainment - 0.2%
Activision Blizzard, Inc.
1.35%, 09/15/2030	405,000	338,257
Netflix, Inc.
4.38%, 11/15/2026	800,000	799,968
Walt Disney Co.
7.70%, 10/30/2025	300,000	337,129
8.88%, 04/26/2023	200,000	209,313

		1,684,667

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	419,000	359,597
American Tower Corp.
1.50%, 01/31/2028	530,000	460,080
1.88%, 10/15/2030	490,000	399,806
2.10%, 06/15/2030	320,000	267,822
2.95%, 01/15/2051	141,000	100,903
3.10%, 06/15/2050	214,000	158,232
3.38%, 10/15/2026	281,000	271,061
5.00%, 02/15/2024	139,000	141,471

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties LP
3.20%, 01/15/2025	$ 228,000	$ 224,093
3.65%, 02/01/2026	408,000	403,004
Brixmor Operating Partnership LP
2.25%, 04/01/2028	320,000	278,705
2.50%, 08/16/2031	170,000	136,937
3.85%, 02/01/2025	400,000	394,644
Corporate Office Properties LP
2.00%, 01/15/2029	140,000	114,624
2.75%, 04/15/2031	523,000	428,008
Digital Realty Trust LP
3.70%, 08/15/2027	154,000	150,401
Equinix, Inc.
2.90%, 11/18/2026	510,000	485,363
Essex Portfolio LP
2.65%, 03/15/2032	400,000	342,679
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (B)	353,000	342,300
Healthcare Realty Holdings LP
2.00%, 03/15/2031	280,000	224,956
Healthpeak Properties, Inc.
2.13%, 12/01/2028	575,000	510,308
3.50%, 07/15/2029	447,000	421,936
Life Storage LP
2.40%, 10/15/2031	200,000	164,679
4.00%, 06/15/2029	522,000	492,481
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	143,374
3.60%, 12/15/2026	218,000	212,192
Office Properties Income Trust
2.40%, 02/01/2027	420,000	333,663
3.45%, 10/15/2031	190,000	135,512
Physicians Realty LP
2.63%, 11/01/2031	220,000	183,492
Public Storage
1.95%, 11/09/2028	262,000	232,878
2.25%, 11/09/2031	220,000	191,519
Realty Income Corp.
3.25%, 01/15/2031	285,000	266,287
3.88%, 04/15/2025	290,000	291,673
Regency Centers LP
2.95%, 09/15/2029	420,000	377,402
Sabra Health Care LP
3.20%, 12/01/2031	375,000	308,065
Safehold Operating Partnership LP
2.85%, 01/15/2032 (G)	673,000	556,602
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	489,170
UDR, Inc.
2.10%, 08/01/2032	330,000	265,138
3.20%, 01/15/2030	500,000	453,596
Ventas Realty LP
3.75%, 05/01/2024	300,000	298,241
3.85%, 04/01/2027	203,000	199,080
Welltower, Inc.
3.10%, 01/15/2030	330,000	299,925
4.25%, 04/01/2026	250,000	251,583
WP Carey, Inc.
2.25%, 04/01/2033	545,000	434,670

		13,198,152

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	921,000	786,176
2.50%, 02/10/2041 (B)	225,000	163,034

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (B) (G)	$ 370,000	$ 289,058
3.63%, 05/13/2051 (B)	410,000	311,250
3.80%, 01/25/2050 (B)	445,000	348,893
CK Hutchison International 16 Ltd.
2.75%, 10/03/2026 (B)	350,000	339,962
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	437,347	429,670
5.77%, 01/10/2033 (B)	126,144	133,240
5.93%, 01/10/2034 (B)	452,003	474,224
Kroger Co.
8.00%, 09/15/2029	175,000	213,933

		3,489,440

Food Products - 0.4%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	635,000	548,295
Campbell Soup Co.
2.38%, 04/24/2030 (G)	700,000	611,666
3.13%, 04/24/2050	188,000	143,938
Cargill, Inc.
1.70%, 02/02/2031 (B)	500,000	424,503
Conagra Brands, Inc.
5.30%, 11/01/2038	130,000	128,357
Kraft Heinz Foods Co.
4.38%, 06/01/2046	313,000	277,519
4.63%, 10/01/2039	400,000	367,526
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	292,334
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	700,000	589,908
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	104,832

		3,488,878

Gas Utilities - 0.1%
Atmos Energy Corp.
0.63%, 03/09/2023	165,000	162,304
4.13%, 03/15/2049	570,000	541,797
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	305,688
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	82,908
5.88%, 03/15/2041	109,000	117,487

		1,210,184

Health Care Equipment & Supplies - 0.1%
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	118,114
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	493,000	422,540

		540,654

Health Care Providers & Services - 0.9%
Advocate Health & Hospitals Corp.
2.21%, 06/15/2030	310,000	273,220
Aetna, Inc.
4.50%, 05/15/2042	153,000	143,558
6.75%, 12/15/2037	305,000	358,914
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	345,000	262,436
Children’s Hospital
2.93%, 07/15/2050	340,000	250,473
Children’s Hospital Corp.
2.59%, 02/01/2050	300,000	215,410

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Corp.
4.50%, 02/25/2026	$ 367,000	$ 377,645
CommonSpirit Health
1.55%, 10/01/2025	240,000	223,245
2.78%, 10/01/2030	240,000	210,899
Cottage Health Obligated Group
3.30%, 11/01/2049	360,000	298,759
CVS Health Corp.
5.05%, 03/25/2048	1,125,000	1,144,938
Elevance Health, Inc.
4.10%, 03/01/2028	425,000	430,951
4.38%, 12/01/2047	110,000	107,202
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	655,057
HCA, Inc.
3.50%, 07/15/2051	180,000	134,252
4.63%, 03/15/2052 (B)	200,000	176,002
5.13%, 06/15/2039	420,000	399,547
5.25%, 06/15/2026	500,000	507,980
Mayo Clinic
4.13%, 11/15/2052	198,000	192,195
Memorial Health Services
3.45%, 11/01/2049	720,000	607,637
NYU Langone Hospitals
3.38%, 07/01/2055	300,000	234,826
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	162,470
Texas Health Resources
4.33%, 11/15/2055	175,000	176,292
UnitedHealth Group, Inc.
4.63%, 07/15/2035	234,000	249,476
Universal Health Services, Inc.
2.65%, 10/15/2030 (B)	618,000	505,770
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	270,281

		8,569,435

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035	465,000	487,889
Starbucks Corp.
3.75%, 12/01/2047	600,000	518,674

		1,006,563

Household Durables - 0.1%
Lennar Corp.
4.50%, 04/30/2024	555,000	556,992
Whirlpool Corp.
4.50%, 06/01/2046	500,000	443,864

		1,000,856

Independent Power & Renewable Electricity Producers - 0.0% (H)
Alexander Funding Trust
1.84%, 11/15/2023 (B)	400,000	383,168

Industrial Conglomerates - 0.0% (H)
Roper Technologies, Inc.
2.00%, 06/30/2030	280,000	234,743

Insurance - 1.1%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	161,601
3.60%, 04/09/2029 (B)	200,000	196,653
3.90%, 04/06/2028 (B)	335,000	336,719

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	$ 400,000	$ 474,982
Assurant, Inc.
4.20%, 09/27/2023	319,000	319,432
Athene Global Funding
1.45%, 01/08/2026 (B)	215,000	194,321
2.50%, 01/14/2025 (B)	52,000	49,639
2.95%, 11/12/2026 (B)	1,645,000	1,529,028
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	420,000	385,024
4.40%, 05/15/2042	268,000	267,709
Brown & Brown, Inc.
2.38%, 03/15/2031	820,000	675,554
Corebridge Financial, Inc.
3.65%, 04/05/2027 (B)	380,000	365,964
3.85%, 04/05/2029 (B)	265,000	252,003
F&G Global Funding
1.75%, 06/30/2026 (B)	300,000	271,103
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	212,639
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	329,749
Intact US Holdings, Inc.
4.60%, 11/09/2022	500,000	501,507
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	238,517
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	220,723
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	393,312
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	335,554
New York Life Global Funding
2.35%, 07/14/2026 (B)	226,000	215,897
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	298,386
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (B)	320,000	287,600
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	173,339
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	998,089
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	237,031
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	242,575
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	228,808

		10,393,458

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	630,000	618,944

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	504,651

IT Services - 0.3%
CGI, Inc.
1.45%, 09/14/2026	340,000	304,996
2.30%, 09/14/2031	609,000	503,412
Fiserv, Inc.
3.20%, 07/01/2026	230,000	223,769
4.40%, 07/01/2049	220,000	199,419

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Global Payments, Inc.
2.90%, 05/15/2030 - 11/15/2031	$ 460,000	$ 390,531
3.20%, 08/15/2029	997,000	888,382
Leidos, Inc.
2.30%, 02/15/2031	200,000	165,538

		2,676,047

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	535,000	508,573

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	555,000	494,710

Machinery - 0.1%
nVent Finance SARL
4.55%, 04/15/2028	337,000	328,892
Otis Worldwide Corp.
2.57%, 02/15/2030	775,000	694,228
Xylem, Inc.
2.25%, 01/30/2031 (G)	235,000	202,277

		1,225,397

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	800,000	675,713
3.70%, 04/01/2051	375,000	266,090
4.80%, 03/01/2050	315,000	263,381
5.05%, 03/30/2029	400,000	397,539
6.83%, 10/23/2055	150,000	156,865
Comcast Corp.
2.89%, 11/01/2051	1,533,000	1,163,645
2.94%, 11/01/2056	833,000	616,096
2.99%, 11/01/2063	219,000	158,956
3.25%, 11/01/2039	380,000	328,173
3.45%, 02/01/2050	95,000	79,643
Discovery Communications LLC
3.63%, 05/15/2030	800,000	731,189
5.20%, 09/20/2047	335,000	298,093
Paramount Global
2.90%, 01/15/2027 (G)	250,000	236,607
4.00%, 01/15/2026	208,000	208,216
4.85%, 07/01/2042	150,000	129,072
SES SA
3.60%, 04/04/2023 (B)	100,000	98,713
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	364,877
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	250,000	298,473

		6,471,341

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	196,775
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	161,956
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	400,000	398,832
Glencore Funding LLC
2.50%, 09/01/2030 (B) (G)	790,000	656,971
4.13%, 05/30/2023 (B)	234,000	233,106

		1,647,640

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	$ 260,000	$ 229,283
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	267,995
4.15%, 05/15/2045	270,000	254,092
Dominion Energy, Inc.
5.25%, 08/01/2033	500,000	529,593
NiSource, Inc.
5.80%, 02/01/2042	600,000	633,891
Public Service Co. of Oklahoma
3.15%, 08/15/2051	360,000	276,830
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	450,000	371,890
San Diego Gas & Electric Co.
2.95%, 08/15/2051	420,000	330,542
6.00%, 06/01/2026	320,000	345,854
6.13%, 09/15/2037	100,000	115,963

		3,355,933

Multiline Retail - 0.0% (H)
Nordstrom, Inc.
4.25%, 08/01/2031 (G)	481,000	389,567

Oil, Gas & Consumable Fuels - 1.6%
Aker BP ASA
2.00%, 07/15/2026 (B)	200,000	182,007
APA Infrastructure Ltd.
4.25%, 07/15/2027 (B)	386,000	381,551
BP Capital Markets America, Inc.
2.77%, 11/10/2050	970,000	725,824
2.94%, 06/04/2051	35,000	26,671
3.00%, 03/17/2052	405,000	312,044
BP Capital Markets PLC
3.28%, 09/19/2027 (G)	173,000	170,648
Cameron LNG LLC
3.70%, 01/15/2039 (B)	554,000	487,111
Chevron USA, Inc.
3.25%, 10/15/2029	290,000	283,636
Ecopetrol SA
5.38%, 06/26/2026	135,000	130,680
Energy Transfer LP
3.90%, 07/15/2026	195,000	189,849
4.15%, 09/15/2029	395,000	374,385
4.75%, 01/15/2026	476,000	478,994
5.50%, 06/01/2027	69,000	71,238
6.05%, 06/01/2041	538,000	538,099
6.10%, 02/15/2042	500,000	494,449
Eni SpA
5.70%, 10/01/2040 (B)	500,000	525,012
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	150,484
7.55%, 04/15/2038	161,000	196,310
EQT Corp.
3.90%, 10/01/2027	264,000	256,830
Exxon Mobil Corp.
3.00%, 08/16/2039	1,115,000	959,278
4.11%, 03/01/2046	294,000	284,704
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	310,000	263,714
4.32%, 12/30/2039 (B)	220,000	178,830
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	442,175	371,432
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	244,176
2.60%, 10/15/2025 (B)	305,000	286,796
3.45%, 10/15/2027 (B)	597,000	559,391

Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.
2.63%, 10/01/2023 (B)	$ 425,000	$ 413,683
5.88%, 04/01/2026 (B)	224,000	229,589
Marathon Petroleum Corp.
4.70%, 05/01/2025	694,000	706,670
NGPL PipeCo LLC
3.25%, 07/15/2031 (B)	335,000	287,316
ONEOK Partners LP
6.65%, 10/01/2036	220,000	232,665
ONEOK, Inc.
2.20%, 09/15/2025	500,000	469,035
Phillips 66 Co.
3.15%, 12/15/2029 (B)	300,000	276,862
4.90%, 10/01/2046 (B)	144,000	143,628
Pioneer Natural Resources Co.
1.90%, 08/15/2030	720,000	609,175
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	116,531
4.70%, 06/15/2044	160,000	131,030
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B) (G)	200,000	187,400
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	123,460
8.00%, 03/01/2032	105,000	125,356
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	595,914
7.88%, 06/15/2026	100,000	112,730
Targa Resources Corp.
4.20%, 02/01/2033	190,000	178,784
TotalEnergies Capital International SA
2.99%, 06/29/2041	650,000	543,291
3.13%, 05/29/2050	605,000	494,782
3.46%, 07/12/2049	200,000	171,986
Valero Energy Corp.
2.15%, 09/15/2027	390,000	353,876

		15,627,906

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	549,000	511,768
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029 (B)	530,000	512,888

		1,024,656

Pharmaceuticals - 0.5%
AstraZeneca PLC
6.45%, 09/15/2037	180,000	226,774
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	377,000	376,981
4.55%, 02/20/2048	288,000	296,982
Mylan, Inc.
5.40%, 11/29/2043	100,000	85,199
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	176,635
2.15%, 09/02/2031	287,000	237,630
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	778,000	757,337
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	885,000	723,546
3.18%, 07/09/2050	415,000	329,094
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	185,000	175,094

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027	$ 1,260,000	$ 1,099,366
Zoetis, Inc.
2.00%, 05/15/2030	410,000	356,860

		4,841,498

Real Estate Management & Development - 0.0% (H)
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (B)	325,000	321,322

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	250,000	217,222
2.53%, 11/18/2027 (B)	2,259,000	1,871,692
2.88%, 02/15/2025 (B)	150,000	138,724
4.25%, 04/15/2026 (B)	2,280,000	2,123,328
4.38%, 05/01/2026 (B)	510,000	476,027
5.25%, 05/15/2024 (B)	555,000	548,354
5.50%, 01/15/2026 (B)	890,000	863,985
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	208,452
5.75%, 05/01/2040	300,000	347,399
7.29%, 06/01/2036	90,000	119,326
Canadian Pacific Railway Co.
3.00%, 12/02/2041	500,000	415,900
CSX Corp.
4.75%, 11/15/2048	215,000	221,139
6.00%, 10/01/2036	340,000	397,437
Kansas City Southern
3.50%, 05/01/2050	500,000	416,723
4.70%, 05/01/2048	316,000	314,164
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	95,000	94,160
5.50%, 02/15/2024 (B)	42,000	41,521

		8,815,553

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.
2.80%, 10/01/2041	367,000	305,723
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,000,000	879,341
3.14%, 11/15/2035 (B)	356,000	287,746
3.19%, 11/15/2036 (B)	925,000	743,117
KLA Corp.
3.30%, 03/01/2050	700,000	590,642
Microchip Technology, Inc.
0.97%, 02/15/2024	144,000	137,327
0.98%, 09/01/2024	276,000	258,811
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (G)	570,000	481,539
3.25%, 05/11/2041	585,000	454,785
TSMC Arizona Corp.
4.50%, 04/22/2052	345,000	346,425
TSMC Global Ltd.
4.63%, 07/22/2032	294,000	303,420
Xilinx, Inc.
2.38%, 06/01/2030	860,000	783,343

		5,572,219

Software - 0.3%
Microsoft Corp.
2.92%, 03/17/2052	307,000	259,495
3.04%, 03/17/2062	183,000	153,269
Oracle Corp.
2.30%, 03/25/2028	690,000	618,938

Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
VMware, Inc.
1.40%, 08/15/2026	$ 1,179,000	$ 1,061,770
4.65%, 05/15/2027	220,000	223,035
Workday, Inc.
3.50%, 04/01/2027	578,000	566,617

		2,883,124

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	600,000	492,705
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	747,000	740,754

		1,233,459

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.40%, 08/20/2050 (G)	1,000,000	750,681
3.45%, 02/09/2045	528,000	485,575
3.75%, 09/12/2047	500,000	477,006
3.85%, 08/04/2046	207,000	200,576
4.65%, 02/23/2046	119,000	128,728
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	67,000	67,736
6.02%, 06/15/2026	1,293,000	1,373,545
HP, Inc.
3.00%, 06/17/2027	335,000	318,379

		3,802,226

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	665,000	524,766
BAT Capital Corp.
2.26%, 03/25/2028	290,000	248,485
3.73%, 09/25/2040 (G)	195,000	141,195
3.98%, 09/25/2050	300,000	210,031
4.39%, 08/15/2037	400,000	331,411
4.54%, 08/15/2047	290,000	217,945
BAT International Finance PLC
1.67%, 03/25/2026	215,000	194,353

		1,868,186

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,027,805
3.38%, 07/01/2025	950,000	909,087
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	270,000	269,690
3.50%, 10/10/2024 (B)	200,000	195,617
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	154,118
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	202,417

		2,758,734

Transportation Infrastructure - 0.0% (H)
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	152,250

Water Utilities - 0.0% (H)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	300,783
4.00%, 12/01/2046	172,000	155,510

		456,293

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
4.38%, 04/22/2049 (G)	$ 251,000	$ 241,592
Rogers Communications, Inc.
4.55%, 03/15/2052 (B)	370,000	349,997
Vodafone Group PLC
4.88%, 06/19/2049	545,000	522,861
5.25%, 05/30/2048	260,000	262,954

		1,377,404

Total Corporate Debt Securities (Cost $271,435,491)		247,280,750

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Chile - 0.0% (H)
Chile Government International Bond
2.55%, 01/27/2032	218,000	192,246

Mexico - 0.4%
Mexico Government International Bond
2.66%, 05/24/2031	467,000	399,317
3.75%, 01/11/2028	1,042,000	1,021,823
3.77%, 05/24/2061	345,000	240,010
4.13%, 01/21/2026 (G)	615,000	621,427
4.35%, 01/15/2047 (G)	183,000	147,634
4.60%, 02/10/2048 (G)	200,000	166,377
4.75%, 03/08/2044	190,000	165,311
5.75%, 10/12/2110	550,000	487,598

		3,249,497

Panama - 0.0% (H)
Panama Government International Bond
4.50%, 04/16/2050	200,000	165,096

Saudi Arabia - 0.0% (H)
Saudi Government International Bond
2.25%, 02/02/2033 (B)	272,000	239,355

Total Foreign Government Obligations (Cost $4,411,689)		3,846,194

MORTGAGE-BACKED SECURITIES - 5.4%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	416	436
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	23,970	23,334
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
2.75% (A), 04/25/2033	4,852	4,709
Bayview Financing Trust
Series 2020-3F, Class A,
1-Month LIBOR + 3.00%, 3.08% (A), 11/10/2022 (B) (C)	500,071	499,478
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,445,953
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.50% (A), 07/25/2033	13,863	13,514
Series 2004-2, Class 14A,
3.08% (A), 05/25/2034	11,098	10,496

Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	$ 2,435	$ 2
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.69% (A), 02/25/2037	160,925	155,811
Series 2007-A1, Class 2A1,
3.65% (A), 02/25/2037	31,822	30,825
Series 2007-A1, Class 7A1,
3.73% (A), 02/25/2037	19,422	19,385
Series 2007-A1, Class 9A1,
3.13% (A), 02/25/2037	11,421	11,174
Series 2007-A2, Class 1A1,
3.21% (A), 06/25/2035	4,871	4,686
Series 2007-A2, Class 2A1,
2.93% (A), 06/25/2035	48,301	47,993
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	55,960	53,094
Series 2004-3, Class A4,
5.75%, 04/25/2034	83,940	79,987
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	77,584	75,798
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (E)	254	255
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
2.24% (A), 09/25/2033	16,565	16,806
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	16,725	15,783
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	52,234	50,378
Series 2009-10, Class 1A1,
2.54% (A), 09/25/2033 (B)	52,159	51,425
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	558,392
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,318,180
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.13% (A), 08/15/2045	69,688	5
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	22,933	21,951
Series 2003-AR15, Class 3A1,
3.29% (A), 06/25/2033	42,902	41,059
Series 2004-5, Class 3A1,
5.25%, 08/25/2019 (E)	13,645	13,645
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	5,147	4,892
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	29,728	29,445
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	45,868	44,783
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	88,683	84,487
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	422,026

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2022-JR1, Class A1,
4.27% (A), 10/25/2066 (B) (D)	$ 1,701,256	$ 1,676,315
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.31% (A), 02/25/2020	6,161	6,079
FMC GMSR Issuer Trust
3.69%, 02/25/2024 (B)	2,835,000	2,778,300
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,535,392
Series 2021-GT1, Class A,
3.62% (A), 07/25/2026 (B)	1,700,000	1,556,571
Series 2021-GT2, Class A,
3.85% (A), 10/25/2026 (B)	1,440,000	1,301,841
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.61% (A), 09/25/2035 (B)	493,849	428,241
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.52% (A), 09/25/2035 (B)	370,387	16,943
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	102,748	98,954
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	69,123	68,517
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.76% (A), 06/25/2035	5,408	5,109
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 11/25/2024 (B) (D)	713,340	706,805
Home RE Ltd.
Series 2022-1, Class M1A,
1-Month SOFR + 2.85%, 4.36% (A), 10/25/2034 (B)	1,600,000	1,599,017
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%, 2.86% (A), 05/25/2035	82,637	74,476
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	23,575	20,028
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 2.96% (A), 05/25/2036	47,028	43,283
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,550,416
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.25% (A), 06/12/2043	922,229	22
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.63% (A), 07/25/2034	1,521	1,500
Series 2004-A4, Class 1A1,
3.69% (A), 09/25/2034	7,469	6,990
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	802	803
Series 2005-A1, Class 3A4,
2.72% (A), 02/25/2035	30,749	29,397
Series 2006-A2, Class 5A3,
2.34% (A), 11/25/2033	50,895	49,806
Series 2006-A3, Class 6A1,
3.36% (A), 08/25/2034	6,250	6,154

Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LHOME Mortgage Trust
Series 2021-RTL1, Class A1,
2.09% (A), 09/25/2026 (B)	$ 810,000	$ 776,166
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.68% (A), 04/21/2034	76,417	73,740
Series 2004-13, Class 3A7,
3.43% (A), 11/21/2034	46,019	43,920
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	10,195	9,876
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	119,782	114,624
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	15,039	13,967
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	4,994	4,191
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.00% (A), 07/25/2033	26,806	25,315
Series 2003-A5, Class 2A6,
3.11% (A), 08/25/2033	11,065	10,524
Series 2004-1, Class 2A1,
2.44% (A), 12/25/2034	54,998	52,755
Series 2004-A4, Class A2,
3.31% (A), 08/25/2034	26,246	24,998
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 1.55% (A), 09/25/2029	43,206	41,205
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-T21, Class X,
0.07% (A), 10/12/2052 (B)	3,116,853	12
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.65% (A), 04/25/2034	71,357	70,745
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,313,131
PRET LLC
Series 2021-RN4, Class A1,
2.49% (A), 10/25/2051 (B)	2,491,899	2,335,522
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (A), 09/27/2060 (B) (D)	1,383,733	1,310,918
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	21,577	21,220
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	1,179	870
PRPM LLC
Series 2021-1, Class A1,
2.12% (A), 01/25/2026 (B)	1,280,004	1,217,846
Series 2021-3, Class A1,
1.87% (A), 04/25/2026 (B) (D)	781,163	737,590
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	52,142	51,287

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	$ 1,502,797	$ 1,489,194
Series 2018-2, Class M55D,
4.00%, 11/25/2057	2,030,200	2,053,589
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,650,531	1,641,653
Series 2019-3, Class MB,
3.50%, 10/25/2058	939,935	901,458
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,154,757	1,168,595
Series 2022-1, Class MTU,
3.25%, 11/25/2061	1,762,659	1,727,205
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.73% (A), 12/20/2034	101,881	93,341
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.73% (A), 12/20/2034	492	491
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 3.07% (A), 01/20/2035	53,893	50,543
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (B)	1,620,000	1,429,724
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.78% (A), 10/19/2034	100,330	95,437
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5,
5.14% (A), 02/25/2034 (D)	155,410	147,455
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-37A, Class 2A,
2.44% (A), 12/25/2033	32,027	31,094
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.90% (A), 09/25/2043	47,575	45,878
Series 2004-1, Class II2A,
1.37% (A), 03/25/2044	16,087	15,744
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022 (D)	299,078	296,594
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (A), 11/30/2060 (B)	2,283,482	2,064,235
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	31,690	31,636
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	27,197	27,170
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.80% (A), 05/10/2063 (B)	755,064	33
VM Master Issuer LLC
Series 2022-1, Class A1,
5.16% (A), 05/24/2025 (B) (E)	2,000,000	1,991,200
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (A), 05/25/2051 (B) (D)	705,026	662,690
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (A), 05/25/2051 (B) (D)	823,501	773,936

Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (A), 02/27/2051 (B) (D)	$ 1,971,945	$ 1,860,770
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (A), 02/27/2051 (B) (D)	1,379,316	1,315,078
VOLT XCV LLC
Series 2021-NPL4, Class A1,
2.24% (A), 03/27/2051 (B) (D)	438,927	417,326
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (A), 04/25/2051 (B) (D)	1,219,607	1,156,996
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B)	443,539	4
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.45% (A), 06/25/2033	76,005	71,895
Series 2003-AR7, Class A7,
3.80% (A), 08/25/2033	34,939	32,855
Series 2003-AR8, Class A,
2.81% (A), 08/25/2033	12,618	12,333
Series 2003-AR9, Class 1A6,
2.54% (A), 09/25/2033	62,820	59,752
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	68,004	65,877
Series 2003-S4, Class 2A10,
1-Month LIBOR + 17.46%, 11.25% (A), 06/25/2033	2,786	2,856
Series 2003-S9, Class A8,
5.25%, 10/25/2033	34,276	32,891
Series 2004-AR3, Class A1,
3.10% (A), 06/25/2034	6,937	6,562
Series 2004-AR3, Class A2,
3.10% (A), 06/25/2034	71,348	67,498
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	48,474	47,058
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	26,511	27,041
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,840,604
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
3.02% (A), 10/25/2034	121,025	113,764

Total Mortgage-Backed Securities (Cost $54,873,333)		51,831,623

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	679,967
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	820,000	627,066

		1,307,033

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Dormitory Authority, Revenue Bonds,
Series D,
5.60%, 03/15/2040	$ 280,000	$ 315,838
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	805,432
5.65%, 11/01/2040	655,000	744,502

		1,865,772

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	843,317
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,407,510

		2,250,827

Total Municipal Government Obligations (Cost $5,228,570)		5,423,632

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.58%, 1.83% (A), 12/01/2036	43,570	44,394
12-Month LIBOR + 1.64%, 1.89% (A), 11/01/2036	17,121	17,447
12-Month LIBOR + 1.67%, 1.92% (A), 12/01/2036	65,852	67,468
12-Month LIBOR + 1.70%, 2.07% (A), 02/01/2037	19,695	20,045
6-Month LIBOR + 1.70%, 2.14% (A), 10/01/2036	12,194	12,202
12-Month LIBOR + 1.91%, 2.16% (A), 04/01/2037	1,192	1,198
12-Month LIBOR + 2.00%, 2.25% (A), 11/01/2036	2,989	2,985
12-Month LIBOR + 1.77%, 2.33% (A), 09/01/2037	10,352	10,386
1-Year CMT + 2.36%, 2.36% (A), 10/01/2037	5,310	5,277
1-Year CMT + 2.25%, 2.37% (A), 02/01/2036	97,524	100,278
1-Year CMT + 2.25%, 2.38% (A), 01/01/2035	134,273	137,713
1-Year CMT + 2.24%, 2.50% (A), 11/01/2036	56,734	58,184
12-Month LIBOR + 2.04%, 2.56% (A), 05/01/2037	11,479	11,528
12-Month LIBOR + 1.98%, 2.67% (A), 04/01/2037	15,442	15,410
12-Month LIBOR + 1.89%, 2.69% (A), 05/01/2038	4,382	4,394
6-Month LIBOR + 1.56%, 2.69% (A), 05/01/2037	38,586	39,396
6-Month LIBOR + 2.01%, 2.72% (A), 05/01/2037	15,262	15,796
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	57,358	56,842
3.00%, 10/01/2051 - 02/01/2052	6,515,288	6,332,359
12-Month LIBOR + 2.47%, 3.06% (A), 03/01/2036	25,362	26,326

Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.25%, 3.28% (A), 07/01/2036	$ 89,360	$ 92,345
1-Year CMT + 2.43%, 3.30% (A), 12/01/2031	147,070	146,880
3.50%, 06/01/2042 - 02/01/2052	2,203,672	2,202,868
12-Month LIBOR + 2.33%, 3.52% (A), 05/01/2036	9,191	9,512
12-Month LIBOR + 2.18%, 3.56% (A), 05/01/2037	63,040	65,237
4.00%, 04/01/2043 - 09/01/2049	2,775,181	2,843,548
4.50%, 05/01/2041 - 07/01/2047	4,309,718	4,488,930
5.00%, 08/01/2040	106,313	112,015
5.50%, 05/01/2023 - 12/01/2035	223,128	223,803
6.00%, 12/01/2036 - 06/01/2037	47,386	51,057
6.50%, 05/01/2035 - 03/01/2038	480,414	521,572
7.50%, 02/01/2038 - 09/01/2038	26,132	28,141
10.00%, 10/01/2030	1,774	1,846
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 12/25/2022	1,021,799	1,017,364
2.72%, 07/25/2026	1,456,000	1,431,581
2.74%, 09/25/2025	1,000,000	987,376
2.81%, 09/25/2024	2,693,781	2,667,809
2.84%, 09/25/2022	75,294	75,136
2.93%, 01/25/2023	250,015	249,121
3.21% (A), 04/25/2028	970,000	976,123
3.24%, 04/25/2027	1,097,000	1,099,199
3.30% (A), 11/25/2027	965,000	970,719
3.33%, 05/25/2027	590,000	591,202
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.46% (A), 07/15/2037	212,527	210,842
1-Month LIBOR + 0.25%, 2.25% (A), 08/15/2023	12,309	12,307
1-Month LIBOR + 0.30%, 2.30% (A), 03/15/2036	15,861	15,732
1-Month LIBOR + 1.20%, 3.20% (A), 07/15/2039	6,953	7,067
4.00%, 11/15/2041 - 07/15/2042	2,595,711	2,727,476
4.50%, 06/15/2025	391,462	396,096
5.00%, 07/15/2033 - 07/15/2041	8,177,571	8,754,153
5.30%, 01/15/2033	182,357	193,306
5.50%, 10/15/2032 - 01/15/2039	1,068,408	1,151,764
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	171,140	173,201
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	178,181	178,875
5.70% (A), 10/15/2038	84,543	90,427
6.00%, 05/15/2034 - 06/15/2038	762,753	839,365
6.25%, 10/15/2023	15,557	15,742
6.50%, 02/15/2026 - 06/15/2032	319,156	338,705
(1.50) * 1-Month LIBOR + 9.08%, 6.51% (A), 11/15/2033	10,574	10,359
7.00%, 12/15/2036	204,802	230,839
7.50%, 11/15/2036 - 12/15/2036	242,481	276,383
7.53% (A), 11/15/2046	287,694	318,009
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	8,519	9,097
(3.33) * 1-Month LIBOR + 17.50%, 10.84% (A), 02/15/2040	178,796	202,810
(1.83) * 1-Month LIBOR + 14.85%, 11.18% (A), 06/15/2033	12,954	15,149
(2.50) * 1-Month LIBOR + 17.45%, 12.45% (A), 02/15/2038	6,513	7,622

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(4.00) * 1-Month LIBOR + 22.00%, 14.00% (A), 05/15/2035	$ 22,614	$ 25,496
(3.00) * 1-Month LIBOR + 20.22%, 14.22% (A), 07/15/2035	15,348	18,511
(2.60) * 1-Month LIBOR + 20.93%, 15.73% (A), 08/15/2031	18,046	21,175
(4.50) * 1-Month LIBOR + 24.75%, 15.75% (A), 06/15/2035	36,308	46,433
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
0.90% (A), 01/15/2040	174,290	6,693
(1.00) * 1-Month LIBOR + 6.00%, 4.00% (A), 11/15/2037 - 10/15/2040	241,410	32,301
(1.00) * 1-Month LIBOR + 6.05%, 4.05% (A), 05/15/2038	22,772	1,550
(1.00) * 1-Month LIBOR + 6.10%, 4.10% (A), 05/15/2039	19,766	2,572
(1.00) * 1-Month LIBOR + 6.25%, 4.25% (A), 12/15/2039	95,352	11,323
(1.00) * 1-Month LIBOR + 6.34%, 4.34% (A), 12/15/2039	253,041	21,414
(1.00) * 1-Month LIBOR + 6.40%, 4.40% (A), 01/15/2037	25,519	1,491
(1.00) * 1-Month LIBOR + 6.45%, 4.45% (A), 11/15/2037	11,679	1,735
(1.00) * 1-Month LIBOR + 6.80%, 4.80% (A), 09/15/2039	64,507	5,056
5.00%, 10/15/2039 - 08/15/2040	142,869	7,929
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 12/15/2043	1,843,115	1,595,923
Federal Home Loan Mortgage Corp. STRIPS
3.50%, 07/15/2042	612,182	610,522
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.60% (A), 10/25/2037	195,031	186,241
5.23%, 05/25/2043	590,588	622,355
6.50%, 02/25/2043	203,886	227,033
6.50% (A), 09/25/2043	89,601	102,058
7.00%, 02/25/2043 - 07/25/2043	221,996	245,482
7.50%, 02/25/2042 - 09/25/2043	265,389	294,867
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 5.70% (A), 08/15/2036	167,103	29,122
Federal National Mortgage Association
0.75%, 09/25/2028	2,642,398	2,532,266
1.00%, 11/25/2033	1,694,716	1,649,302
6-Month LIBOR + 1.17%, 1.67% (A), 09/01/2036	13,392	13,558
1.71% (A), 11/25/2031	2,500,000	2,190,311
6-Month LIBOR + 1.46%, 1.79% (A), 02/01/2037	5,807	5,879
12-Month LIBOR + 1.57%, 1.82% (A), 09/01/2036	55,368	56,572
6-Month LIBOR + 1.53%, 1.93% (A), 02/01/2037	29,045	29,766
12-Month LIBOR + 1.25%, 1.93% (A), 11/01/2037	18,553	18,837
12-Month LIBOR + 1.76%, 2.01% (A), 09/01/2037	3,861	3,858
12-Month LIBOR + 1.77%, 2.02% (A), 10/01/2036	21,037	20,885
12-Month LIBOR + 1.80%, 2.05% (A), 12/01/2036	8,701	8,679

Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.82%, 2.07% (A), 09/01/2036	$ 6,026	$ 6,000
12-Month LIBOR + 1.88%, 2.13% (A), 08/01/2036	2,814	2,798
2.15%, 01/25/2023	618,308	616,100
12-Month LIBOR + 1.95%, 2.20% (A), 11/01/2036	699	698
12-Month LIBOR + 1.61%, 2.22% (A), 04/01/2037	1,849	1,848
6-Month LIBOR + 1.34%, 2.29% (A), 07/01/2037	31,233	31,800
12-Month LIBOR + 1.69%, 2.30% (A), 04/01/2036	17,185	17,542
1-Year CMT + 2.02%, 2.35% (A), 11/01/2037	28,489	29,303
2.43%, 08/01/2026	1,826,370	1,777,959
2.44%, 06/01/2030	2,390,411	2,265,022
2.47% (A), 12/25/2026	331,435	323,348
1-Month LIBOR + 0.22%, 2.48% (A), 03/25/2045 - 02/25/2046	70,340	69,679
2.49%, 05/01/2026	944,311	922,075
2.50%, 09/01/2051 - 07/01/2061	6,401,295	5,965,681
12-Month LIBOR + 1.79%, 2.53% (A), 07/01/2037	14,456	14,364
2.58%, 03/01/2032	2,593,165	2,431,262
2.61%, 06/01/2026	1,012,000	991,813
2.62%, 11/01/2031	4,165,000	3,945,713
2.63%, 03/01/2026	2,758,658	2,712,461
2.64%, 06/01/2026	2,477,000	2,430,309
1-Month LIBOR + 0.40%, 2.66% (A), 05/25/2042	126,143	125,438
2.70%, 07/01/2026	1,214,198	1,193,820
2.80%, 01/01/2028	1,094,671	1,081,206
1-Month LIBOR + 0.55%, 2.81% (A), 08/25/2042	269,932	271,888
2.92%, 01/01/2025	2,391,847	2,374,351
2.94% (A), 01/25/2026	2,986,399	2,953,125
2.94%, 12/01/2028	5,000,000	4,903,167
2.98%, 06/01/2027	1,687,752	1,672,744
3.00%, 06/01/2043 - 02/01/2052	4,314,783	4,185,110
3.02%, 07/01/2024 - 07/01/2029	7,476,552	7,406,637
3.06% (A), 05/25/2027 - 03/25/2028	2,627,300	2,617,856
12-Month LIBOR + 1.64%, 3.06% (A), 07/01/2037	10,346	10,609
3.07% (A), 06/25/2027	1,333,225	1,328,500
3.08% (A), 02/25/2030	776,188	771,287
3.08%, 12/01/2024	1,764,472	1,760,452
3.09%, 09/01/2029	3,797,000	3,759,250
12-Month LIBOR + 1.72%, 3.10% (A), 05/01/2036	7,594	7,611
6-Month LIBOR + 2.50%, 3.11% (A), 03/01/2036	81,449	85,285
3.11%, 03/01/2027	1,847,457	1,843,087
3.12% (A), 04/25/2029	1,170,925	1,163,926
12-Month LIBOR + 2.38%, 3.13% (A), 03/01/2036	41,508	42,998
3.15%, 04/01/2031	2,463,525	2,475,168
12-Month LIBOR + 2.37%, 3.18% (A), 08/01/2037	15,969	16,090
3.24%, 06/01/2026	854,077	856,091
3.36% (A), 07/25/2028	2,032,000	2,050,120
3.37%, 05/01/2037	817,030	814,664
3.50%, 04/01/2043 - 03/01/2060	15,261,137	15,270,171
3.54%, 06/01/2032	2,822,000	2,871,309
3.76%, 12/01/2035	1,795,080	1,836,436
3.97%, 12/01/2025	383,741	393,286
4.00%, 01/01/2043 - 04/01/2052	4,241,449	4,343,827

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.84%, 4.09% (A), 06/01/2036	$ 16,591	$ 17,017
4.45%, 07/01/2026	1,231,021	1,292,154
4.55%, 06/25/2043	53,629	54,633
5.00%, 08/01/2024 - 08/01/2040	279,540	296,720
5.50%, 11/01/2032 - 07/01/2037	697,992	740,047
6.00%, 01/01/2024 - 11/01/2037	774,330	813,837
6.50%, 06/01/2023 - 07/25/2042	479,901	512,007
7.00%, 12/25/2033 - 02/25/2044	401,795	441,538
7.50%, 10/01/2037 - 12/25/2045	147,802	166,368
8.00%, 10/01/2031	13,460	14,003
Federal National Mortgage Association Grantor Trust
2.90%, 06/25/2027	2,031,428	2,006,986
6.50%, 11/25/2031	106,882	118,863
7.00%, 12/25/2041 - 02/25/2044	304,267	332,961
7.50%, 08/25/2041 - 12/25/2041	230,754	252,987
Federal National Mortgage Association Multifamily Trust REMIC
Series 2022-M1G, Class A2,
1.53% (A), 09/25/2031	10,700,000	9,263,177
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 1.64% (A), 06/27/2036	92,517	91,206
1-Month LIBOR + 0.24%, 2.50% (A), 10/25/2046	57,273	56,759
1-Month LIBOR + 0.29%, 2.55% (A), 07/25/2036	58,470	58,120
1-Month LIBOR + 0.40%, 2.66% (A), 06/25/2037	13,115	13,061
1-Month LIBOR + 0.55%, 2.81% (A), 08/25/2041	94,553	94,804
2.86% (A), 12/25/2039	65,989	68,595
1-Month LIBOR + 0.60%, 2.86% (A), 04/25/2040	71,924	72,250
3.00%, 01/25/2046	467,760	461,492
3.50%, 02/25/2043	391,314	384,206
4.50%, 02/25/2039 - 05/25/2041	536,856	561,729
5.11% (A), 01/25/2032 (D)	8,096	8,240
5.34% (A), 12/25/2042	72,253	73,595
5.50%, 08/25/2025 - 10/25/2040	3,112,315	3,345,197
5.75%, 08/25/2034	392,719	398,677
5.85% (A), 05/25/2051	66,897	72,507
6.00% (A), 06/25/2040	74,647	80,312
6.00%, 03/25/2029 - 12/25/2049	917,414	975,515
6.20% (A), 02/25/2040	83,205	88,972
6.25%, 09/25/2038	10,507	11,444
6.43% (A), 03/25/2040	122,944	130,518
6.50%, 04/18/2028 - 11/25/2041	347,133	374,502
6.75%, 04/25/2037	33,083	34,716
7.00%, 03/25/2038 - 11/25/2041	677,822	756,685
7.50%, 05/17/2024	10,041	10,228
8.00%, 02/25/2023	11,864	11,941
(2.00) * 1-Month LIBOR + 12.66%, 8.14% (A), 03/25/2040	87,265	95,408
(3.33) * 1-Month LIBOR + 17.67%, 10.14% (A), 04/25/2040	91,531	97,583
(2.50) * 1-Month LIBOR + 16.88%, 11.23% (A), 08/25/2035 - 10/25/2035	25,532	28,936
(2.75) * 1-Month LIBOR + 17.88%, 11.66% (A), 09/25/2024	21,008	20,854
(2.00) * 1-Month LIBOR + 16.20%, 11.68% (A), 01/25/2034	2,347	2,346
(2.75) * 1-Month LIBOR + 19.53%, 13.31% (A), 05/25/2034	53,282	63,412

Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.75) * 1-Month LIBOR + 20.13%, 13.92% (A), 05/25/2035	$ 43,601	$ 45,561
(3.33) * 1-Month LIBOR + 22.67%, 15.14% (A), 04/25/2037	30,254	37,968
(3.67) * 1-Month LIBOR + 24.57%, 16.28% (A), 11/25/2035	27,195	30,865
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.69% (A), 01/25/2038	29,167	968
1.02% (A), 04/25/2041	115,340	6,134
(1.00) * 1-Month LIBOR + 4.44%, 2.18% (A), 11/25/2040	234,785	17,816
(1.00) * 1-Month LIBOR + 5.00%, 2.74% (A), 07/25/2040	268,617	25,579
(1.00) * 1-Month LIBOR + 5.90%, 3.64% (A), 10/25/2039	17,869	2,058
(1.00) * 1-Month LIBOR + 6.00%, 3.74% (A), 02/25/2038 - 06/25/2039	246,717	24,181
(1.00) * 1-Month LIBOR + 6.18%, 3.92% (A), 12/25/2039	5,563	622
(1.00) * 1-Month LIBOR + 6.25%, 3.99% (A), 01/25/2040	130,248	16,478
(1.00) * 1-Month LIBOR + 6.35%, 4.09% (A), 12/25/2037	157,998	19,441
(1.00) * 1-Month LIBOR + 6.40%, 4.14% (A), 07/25/2037 - 05/25/2040	347,090	46,936
(1.00) * 1-Month LIBOR + 6.42%, 4.16% (A), 04/25/2040	51,246	5,919
(1.00) * 1-Month LIBOR + 6.45%, 4.19% (A), 10/25/2037 - 12/25/2037	147,102	22,343
(1.00) * 1-Month LIBOR + 6.62%, 4.36% (A), 07/25/2037	65,561	8,387
(1.00) * 1-Month LIBOR + 6.65%, 4.39% (A), 10/25/2026 - 03/25/2039	219,354	16,507
(1.00) * 1-Month LIBOR + 6.70%, 4.44% (A), 03/25/2036	585,481	79,319
(1.00) * 1-Month LIBOR + 6.99%, 4.73% (A), 03/25/2038	59,447	9,284
(1.00) * 1-Month LIBOR + 7.10%, 4.84% (A), 02/25/2040	49,152	5,814
5.00%, 07/25/2039	34,638	5,914
5.50%, 10/25/2039	51,631	9,387
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	1,328,204	1,151,151
Federal National Mortgage Association, Interest Only STRIPS
1.97% (A), 11/25/2033	12,665,017	1,448,190
2.01% (A), 07/25/2030	13,752,904	1,497,676
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	131,046	120,926
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	894,380
3.72% (A), 01/25/2048 (B)	1,405,000	1,371,872
3.72% (A), 01/25/2048 (B)	4,355,000	4,288,158
3.83% (A), 11/25/2047 (B)	2,000,000	1,960,399
3.89% (A), 07/25/2049 (B)	750,000	746,980
4.07% (A), 11/25/2047 (B)	853,000	842,394
Government National Mortgage Association
2.50%, 08/20/2051 - 10/20/2051	955,544	909,963
3.00%, 01/20/2052 - 02/20/2052	4,671,545	4,558,662
3.50%, 01/20/2051 - 02/20/2052	14,432,210	14,467,788
1-Year CMT + 1.64%, 3.69% (A), 05/20/2072	1,718,559	1,780,063

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Year CMT + 1.71%, 3.72% (A), 03/20/2072	$ 1,883,116	$ 1,956,510
1-Year CMT + 1.76%, 3.78% (A), 11/20/2071	1,733,187	1,802,584
1-Year CMT + 1.78%, 3.78% (A), 04/20/2072	1,889,337	1,971,585
1-Year CMT + 1.75%, 3.78% (A), 11/20/2071	2,170,203	2,256,252
1-Year CMT + 1.84%, 3.89% (A), 08/20/2071	1,522,821	1,588,857
4.00%, 02/20/2052	2,184,324	2,222,096
4.50%, 11/20/2049	1,553,705	1,624,227
5.00%, 05/20/2052	2,294,517	2,355,147
5.50%, 09/20/2039	122,968	133,925
6.00%, 08/20/2038	16,498	17,513
6.50%, 01/15/2032 - 12/15/2035	260,863	281,919
7.00%, 09/15/2031	44,190	47,868
7.50%, 10/15/2037	39,594	43,285
Government National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 1.57% (A), 03/20/2060	8,871	8,761
1-Month LIBOR + 0.47%, 1.59% (A), 05/20/2063	589,557	585,004
1-Month LIBOR + 0.50%, 1.62% (A), 06/20/2067	1,374,921	1,361,283
1-Month LIBOR + 0.52%, 1.64% (A), 10/20/2062	528,324	524,872
1-Month LIBOR + 0.53%, 1.65% (A), 10/20/2062	817,197	817,085
1-Month LIBOR + 0.58%, 1.70% (A), 05/20/2066	234,286	233,254
1-Month LIBOR + 0.60%, 1.72% (A), 11/20/2065	1,932,351	1,917,699
1-Month LIBOR + 0.65%, 1.77% (A), 05/20/2061 - 01/20/2066	3,664,119	3,644,490
1-Month LIBOR + 0.70%, 1.82% (A), 05/20/2061 - 03/20/2066	2,648,938	2,636,903
1-Month LIBOR + 1.00%, 2.12% (A), 12/20/2066	488,867	489,967
4.50%, 11/20/2034	697,148	714,138
5.50%, 01/16/2033 - 09/20/2039	1,795,570	1,871,037
5.75%, 02/20/2036 - 10/20/2037	224,886	236,321
5.83% (A), 10/20/2033	113,210	119,307
6.00%, 11/20/2033 - 12/20/2035	392,887	411,542
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	5,774	5,900
7.00%, 08/16/2039 - 10/16/2040	230,354	249,503
7.50%, 09/16/2035	7,136	7,332
(2.92) * 1-Month LIBOR + 17.50%, 11.30% (A), 02/20/2034	22,700	24,641
(3.50) * 1-Month LIBOR + 23.28%, 15.83% (A), 04/20/2037	62,790	71,257
Government National Mortgage Association REMIC, Interest Only STRIPS
1.23% (A), 06/20/2067	2,829,441	160,146
(1.00) * 1-Month LIBOR + 5.83%, 3.70% (A), 02/20/2038	33,171	2,012
(1.00) * 1-Month LIBOR + 5.90%, 3.77% (A), 09/20/2038	207,349	14,153
(1.00) * 1-Month LIBOR + 5.95%, 3.82% (A), 02/20/2039 - 06/20/2039	78,492	5,507
(1.00) * 1-Month LIBOR + 6.00%, 3.87% (A), 02/20/2038	335,810	25,905
(1.00) * 1-Month LIBOR + 6.05%, 3.89% (A), 08/16/2039	122,768	10,329

Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.04%, 3.91% (A), 02/20/2039	$ 25,929	$ 681
(1.00) * 1-Month LIBOR + 6.10%, 3.94% (A), 07/16/2039	106,115	9,336
(1.00) * 1-Month LIBOR + 6.09%, 3.96% (A), 09/20/2039	209,159	22,794
(1.00) * 1-Month LIBOR + 6.10%, 3.97% (A), 11/20/2034	170,084	8,332
(1.00) * 1-Month LIBOR + 6.15%, 4.02% (A), 07/20/2038	221,996	8,080
(1.00) * 1-Month LIBOR + 6.20%, 4.07% (A), 03/20/2037 - 06/20/2038	96,777	6,877
(1.00) * 1-Month LIBOR + 6.40%, 4.24% (A), 11/16/2039	143,503	17,298
(1.00) * 1-Month LIBOR + 6.55%, 4.39% (A), 11/16/2033	32,348	1,745
(1.00) * 1-Month LIBOR + 6.55%, 4.42% (A), 11/20/2037	21,845	1,135
(1.00) * 1-Month LIBOR + 6.60%, 4.47% (A), 05/20/2041	139,109	11,768
(1.00) * 1-Month LIBOR + 6.68%, 4.55% (A), 07/20/2037	131,425	10,707
(1.00) * 1-Month LIBOR + 6.70%, 4.57% (A), 06/20/2037	243,493	26,338
(1.00) * 1-Month LIBOR + 7.30%, 5.17% (A), 12/20/2038	135,608	10,938
(1.00) * 1-Month LIBOR + 7.60%, 5.47% (A), 09/20/2038	15,885	1,293
(1.00) * 1-Month LIBOR + 7.70%, 5.54% (A), 04/16/2038	13,312	1,316
6.50%, 03/20/2039	18,806	2,823
Government National Mortgage Association REMIC, Principal Only STRIPS
08/20/2035 - 12/20/2040	433,706	387,539
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 01/15/2030	2,000,000	1,593,048
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	388,100
4.63%, 09/15/2060	451,000	516,167
5.88%, 04/01/2036	2,565,000	3,247,068
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	2,833,119
Uniform Mortgage-Backed Security
3.50%, TBA (I)	605,000	597,651
4.00%, TBA (I)	510,000	512,909
4.50%, TBA (I)	140,000	142,516
Vendee Mortgage Trust
6.75%, 06/15/2028	98,930	105,226
7.25%, 02/15/2023	14,053	14,144

Total U.S. Government Agency Obligations (Cost $264,166,964)		253,969,072

U.S. GOVERNMENT OBLIGATIONS - 26.9%
U.S. Treasury - 26.9%
U.S. Treasury Bond
1.25%, 05/15/2050	3,141,000	2,078,827
1.63%, 11/15/2050	4,275,000	3,122,253
1.75%, 08/15/2041	1,510,000	1,190,364
1.88%, 02/15/2041 - 11/15/2051	27,855,100	22,090,985
2.00%, 11/15/2041 - 08/15/2051	3,939,000	3,172,711
2.25%, 05/15/2041 - 08/15/2046	4,320,000	3,720,898
2.25%, 02/15/2052 (G)	7,550,000	6,448,172
2.38%, 02/15/2042 - 05/15/2051	8,365,000	7,331,041

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.50%, 02/15/2045	$ 2,300,000	$ 2,015,016
2.88%, 08/15/2045	2,260,000	2,118,927
3.00%, 02/15/2047 - 02/15/2048	594,000	575,947
3.13%, 02/15/2043 - 05/15/2048	1,651,000	1,625,912
3.38%, 05/15/2044	3,000,000	3,057,422
3.50%, 02/15/2039	5,154,800	5,610,476
3.63%, 08/15/2043 - 02/15/2044	8,790,000	9,313,440
3.88%, 08/15/2040	3,035,000	3,402,045
4.25%, 05/15/2039 - 11/15/2040	17,900,000	21,012,528
U.S. Treasury Bond, Principal Only STRIPS
08/15/2022 - 11/15/2022 (G)	3,455,000	3,435,719
02/15/2023 - 11/15/2041 (G)	19,905,000	18,353,750
08/15/2024 - 02/15/2032	8,660,000	7,292,292
U.S. Treasury Note
0.38%, 01/31/2026 (G)	290,000	266,664
0.50%, 02/28/2026	8,880,000	8,190,412
0.63%, 08/15/2030 (G)	690,000	590,004
0.75%, 04/30/2026	220,000	204,179
0.88%, 06/30/2026 - 11/15/2030	4,800,500	4,294,230
1.13%, 08/31/2028 (G)	24,000,000	21,856,875
1.25%, 03/31/2028 (G)	4,015,000	3,702,426
1.25%, 06/30/2028 - 08/15/2031	7,824,500	7,176,438
1.38%, 11/15/2031	14,241,800	12,770,889
1.50%, 02/28/2023 - 02/15/2030	5,917,000	5,816,430
1.63%, 02/15/2026 - 05/15/2031	40,183,400	38,544,563
1.75%, 12/31/2024 - 12/31/2026	950,200	919,187
1.88%, 08/31/2022 (G)	4,000,000	3,998,774
1.88%, 08/31/2024 - 02/28/2029 (G)	6,698,000	6,385,050
2.00%, 02/15/2023 - 11/15/2026	969,000	952,254
2.00%, 08/15/2025 (G)	46,800	45,656
2.13%, 02/29/2024 (G)	279,000	275,360
2.13%, 03/31/2024	1,000,000	986,445
2.25%, 11/15/2024 - 02/15/2027 (G)	4,435,000	4,367,157
2.50%, 05/15/2024 - 02/28/2026	363,000	359,765
2.75%, 05/31/2023	334,000	333,426
2.88%, 04/30/2029	7,650,000	7,731,879

Total U.S. Government Obligations (Cost $277,803,430)		256,736,788

	Shares	Value
OTHER INVESTMENT COMPANY - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (J)	38,047,484	38,047,484

Total Other Investment Company (Cost $38,047,484)		38,047,484

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.65% (J), dated 07/29/2022, to be repurchased at $25,607,478 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $26,118,258.	$ 25,606,091	25,606,091

Total Repurchase Agreement (Cost $25,606,091)		25,606,091

Total Investments (Cost $1,048,488,598)		985,824,581
Net Other Assets (Liabilities) - (3.5)%		(33,214,239)

Net Assets - 100.0%		$ 952,610,342

Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$99,483,362	$3,599,585	$103,082,947
Corporate Debt Securities	—	247,280,750	—	247,280,750
Foreign Government Obligations	—	3,846,194	—	3,846,194
Mortgage-Backed Securities	—	51,831,623	—	51,831,623
Municipal Government Obligations	—	5,423,632	—	5,423,632
U.S. Government Agency Obligations	—	253,969,072	—	253,969,072
U.S. Government Obligations	—	256,736,788	—	256,736,788
Other Investment Company	38,047,484	—	—	38,047,484
Repurchase Agreement	—	25,606,091	—	25,606,091

Total Investments	$38,047,484	$944,177,512	$3,599,585	$985,824,581

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$2,287,531

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $204,354,389, representing 21.5% of the Fund’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the total value of securities is $6,114,122, representing 0.6% of the Fund’s net assets.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $68,130,037, collateralized by cash collateral of $38,047,484 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,502,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at July 31, 2022.
(K)	The Fund recognized transfers in and out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 20

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Core Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 21

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 22